SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segments
Operating Segment Information - The following tables set forth certain selected financial information for our operating segments for the periods indicated:

Year Ended December 31, 2013	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Other and Eliminations (c)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$665,169	$10,644,117	$219,244	$2,606	$11,531,136
Sales to affiliated customers	238,600	—	102,143	—	340,743
Intersegment revenues	1,147,713	133,910	4,127	(1,285,750)	—
Total revenues	$2,051,482	$10,778,027	$325,514	$(1,283,144)	$11,871,879

Net margin	$500,627	$869,938	$285,719	$(6,618)	$1,649,666
Operating costs	193,293	236,638	101,182	10,473	541,586
Depreciation and amortization	103,962	89,240	43,541	2,600	239,343
Gain on sale of assets	436	843	10,602	—	11,881
Operating income	$203,808	$544,903	$151,598	$(19,691)	$880,618

Equity earnings from investments	$23,493	$21,978	$65,046	$—	$110,517
Investments in unconsolidated affiliates	$333,179	$491,856	$404,803	$—	$1,229,838
Total assets	$3,949,813	$6,938,633	$1,817,675	$5,035,360	$17,741,481
Noncontrolling interests in consolidated subsidiaries	$4,521	$—	$—	$2,502,808	$2,507,329
Capital expenditures	$774,379	$1,128,345	$34,699	$319,162	$2,256,585
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. Our Natural Gas Liquids segment’s regulated operations had revenues of $534.8 million, of which $449.9 million related to sales within the segment, net margin of $327.4 million and operating income of $190.5 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. Our Natural Gas Pipelines segment’s regulated operations had revenues of $246.9 million, net margin of $217.6 million and operating income of $90.5 million.
(c) - The Other segment includes assets and capital expenditures of discontinued operations of $4.4 billion and $292.1 million, respectively.

Year Ended December 31, 2012	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Other and Eliminations (c)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$436,629	$9,176,389	$217,034	$1,970	$9,832,022
Sales to affiliated customers	253,136	—	98,963	—	352,099
Intersegment revenues	825,948	80,274	4,388	(910,610)	—
Total revenues	$1,515,713	$9,256,663	$320,385	$(908,640)	$10,184,121

Net margin	$455,170	$907,340	$286,060	$(4,768)	$1,643,802
Operating costs	164,033	223,844	101,899	1,949	491,725
Depreciation and amortization	83,031	74,344	45,726	2,233	205,334
Gain (loss) on sale of assets	2,278	(932)	5,390	—	6,736
Operating income	$210,384	$608,220	$143,825	$(8,950)	$953,479

Equity earnings from investments	$29,103	$20,701	$73,220	$—	$123,024
Investments in unconsolidated affiliates	$333,210	$494,878	$393,317	$—	$1,221,405
Total assets	$3,040,198	$5,620,420	$1,812,711	$5,427,644	$15,900,973
Noncontrolling interests in consolidated subsidiaries	$4,752	$—	$—	$2,098,089	$2,102,841
Capital expenditures	$566,126	$968,549	$25,383	$306,095	$1,866,153
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. Our Natural Gas Liquids segment’s regulated operations had revenues of $470.6 million, of which $397.7 million related to sales within the segment, net margin of $276.3 million and operating income of $162.8 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. Our Natural Gas Pipelines segment’s regulated operations had revenues of $251.5 million, net margin of $220.3 million and operating income of $99.3 million.
(c) - The Other segment includes assets and capital expenditures of discontinued operations of $4.5 billion and $280.3 million, respectively.

Year Ended December 31, 2011	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Other and Eliminations (c)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$363,491	$10,325,124	$230,389	$2,363	$10,921,367
Sales to affiliated customers	298,040	—	105,563	—	403,603
Intersegment revenues	871,943	36,155	1,847	(909,945)	—
Total revenues	$1,533,474	$10,361,279	$337,799	$(907,582)	$11,324,970

Net margin	$402,854	$891,788	$284,393	$690	$1,579,725
Operating costs	153,686	198,907	108,635	15,950	477,178
Depreciation and amortization	68,255	63,904	45,390	1,955	179,504
Loss on sale of assets	(299)	(378)	(286)	—	(963)
Operating income	$180,614	$628,599	$130,082	$(17,215)	$922,080

Equity earnings from investments	$30,523	$19,853	$76,870	$—	$127,246
Investments in unconsolidated affiliates	$324,610	$475,185	$423,603	$—	$1,223,398
Total assets	$2,424,626	$4,595,852	$1,886,046	$4,801,015	$13,707,539
Noncontrolling interests in consolidated subsidiaries	$—	$—	$5,171	$1,555,988	$1,561,159
Capital expenditures	$623,739	$401,278	$37,846	$273,204	$1,336,067
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. Our Natural Gas Liquids segment’s regulated operations had revenues of $393.3 million, of which $267.0 million related to sales within the segment, net margin of $250.8 million and operating income of $144.8 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. Our Natural Gas Pipelines segment’s regulated operations had revenues of $265.2 million, net margin of $218.2 million and operating income of $88.0 million.
(c) - The Other segment includes assets and capital expenditures of discontinued operations of $4.0 billion and $242.6 million, respectively.